GOODWILL (Details Textual)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Inputs, Long-term Revenue Growth Rate	3.00%	3.00%
Maximum [Member]
Fair Value Inputs, Discount Rate	15.00%	15.00%
Minimum [Member]
Fair Value Inputs, Discount Rate	14.00%	14.00%